Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 AED (د.إ)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 SGD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 3,435	$ 0	SFr 0	€ 16	£ 51	د.إ 0	$ 0	$ 0	$ 3,066	$ 0	SFr 0	€ 0	£ 109	د.إ 0	$ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	29,093	0	0	222	85	0	0	0	28,648	0	0	62	28	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(16,369)	0	0	(196)	(16)	(27)	(4)	0	(25,065)	(14)	0	(48)	0	(30)	(59)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(9,389)	0	0	0	0	0	0	0	(8,225)	0	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 6,770	$ 0	SFr 0	€ 42	£ 120	د.إ (27)	$ (4)	$ 0	$ (1,576)	$ (14)	SFr 0	€ 14	£ 137	د.إ (30)	$ (59)	$ 0